Janus Investment Fund

INTECH Risk-Managed Core Fund
INTECH Risk-Managed Growth Fund
INTECH Risk-Managed International Fund
INTECH Risk-Managed Value Fund

Supplement dated September 16, 2011
to Currently Effective Prospectuses

For each Fund (except INTECH Risk-Managed International Fund):

Effective December 7, 2011, the following name changes are effective:

Current Name	New Name

INTECH Risk-Managed Core Fund	INTECH U.S. Core Fund
INTECH Risk-Managed Growth Fund	INTECH U.S. Growth Fund
INTECH Risk-Managed Value Fund	INTECH U.S. Value Fund

The following changes, also effective December 7, 2011, are intended to reflect the current composition of the Funds’ portfolios and are not intended to change how the Funds are managed.

The following replaces in its entirety the first paragraph under “Principal Investment Strategies” in the Fund Summary section of the Prospectus for each respective Fund as noted:

INTECH Risk-Managed Core Fund

Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets in U.S. common stocks from the universe of the S&P 500® Index, utilizing INTECH’s mathematical investment process. The S&P 500® Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

INTECH Risk-Managed Growth Fund

Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets in U.S. common stocks from the universe of the Russell 1000® Growth Index, utilizing INTECH’s mathematical investment process. The Russell 1000® Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

INTECH Risk-Managed Value Fund

Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets in U.S. common stocks from the universe of the Russell 1000® Value Index, utilizing INTECH’s mathematical investment process. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

For INTECH Risk-Managed International Fund, effective December 7, 2011, the Fund’s name will change to INTECH International Fund. There are no changes to the Fund’s principal investment strategies.

Please retain this Supplement with your records.

Janus Investment Fund

INTECH Risk-Managed Core Fund

Supplement dated September 16, 2011
to Currently Effective Prospectuses

Effective December 7, 2011, the following name change is effective:

Current Name	New Name

INTECH Risk-Managed Core Fund	INTECH U.S. Core Fund

The following change, also effective December 7, 2011, is intended to reflect the current composition of the Fund’s portfolio and is not intended to change how the Fund is managed.

The following replaces in its entirety the first paragraph under “Principal Investment Strategies” in the Fund Summary section of the Prospectus for the Fund:

Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets in U.S. common stocks from the universe of the S&P 500® Index, utilizing INTECH’s mathematical investment process. The S&P 500® Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

Please retain this Supplement with your records.

Janus Investment Fund

INTECH Risk-Managed Growth Fund

Supplement dated September 16, 2011
to Currently Effective Prospectuses

Effective December 7, 2011, the following name change is effective:

Current Name	New Name

INTECH Risk-Managed Growth Fund	INTECH U.S. Growth Fund

The following change, also effective December 7, 2011, is intended to reflect the current composition of the Fund’s portfolio and is not intended to change how the Fund is managed.

The following replaces in its entirety the first paragraph under “Principal Investment Strategies” in the Fund Summary section of the Prospectus for the Fund:

Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets in U.S. common stocks from the universe of the Russell 1000® Growth Index, utilizing INTECH’s mathematical investment process. The Russell 1000® Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Please retain this Supplement with your records.

Janus Investment Fund

INTECH Risk-Managed International Fund

Supplement dated September 16, 2011
to Currently Effective Prospectuses

Effective December 7, 2011, INTECH Risk-Managed International Fund will change its name to INTECH International Fund. There are no changes to the Fund’s principal investment strategies.

Please retain this Supplement with your records.

Janus Investment Fund

INTECH Risk-Managed Value Fund

Supplement dated September 16, 2011
to Currently Effective Prospectuses

Effective December 7, 2011, the following name change is effective:

Current Name	New Name

INTECH Risk-Managed Value Fund	INTECH U.S. Value Fund

The following change, also effective December 7, 2011, is intended to reflect the current composition of the Fund’s portfolio and is not intended to change how the Fund is managed.

The following replaces in its entirety the first paragraph under “Principal Investment Strategies” in the Fund Summary section of the Prospectus for the Fund:

Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets in U.S. common stocks from the universe of the Russell 1000® Value Index, utilizing INTECH’s mathematical investment process. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Please retain this Supplement with your records.